Material judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Material judgments, estimates and assumptions
4.	Material judgments, estimates and assumptions
The preparation of the consolidated financial statements requires the Management Board to make judgments, estimates and assumptions that affect the application of accounting policies and the amounts reported for assets, liabilities, income, and expenses. The most significant of these are described below.

Actual results may differ from these estimates.
Estimates and underlying assumptions are continuously reviewed. Revisions of estimates are accounted for on a prospective basis.

4.1.	Management Judgments
Information on management judgments made in the application of accounting policies that most significantly affect the amounts recognized in the financial statements are set out in the following disclosures:

a)	Leases
The Company determines the lease term based on the
non-cancelable
period, together with both periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option. The Company has entered into several leases that include extension options and makes judgments when assessing whether it is reasonably certain that the option to extend or terminate the lease will or will not be exercised. All relevant factors representing an economic incentive to exercise the extension option are taken into consideration. No extension options have been included in the lease term of significant facilities being leased given the current management’s expectation of the Company’s future use. Had lease extension options been included, the amount of right of use assets and lease liabilities recorded on the statement of financial position would have been significantly higher.
Please refer to Note 19.
Right-of-use
Assets for details on the potential future lease payments for periods after the exercise date of the extension options that are not taken into consideration in the lease term.

b)	Litigation risks and governmental proceedings
Legal proceedings and government investigations often involve complex legal issues and are subject to substantial uncertainties. Accordingly, management exercises material judgment in determining the litigation risks, based on the assessment from internal and external lawyers.

c)	Revenue recognition
The Group has recognized revenue according to IFRS 15.15 b) for prepayments, which related to contracts terminated for default. These payments are assessed as non-refundable.
However, there is a risk that the payments might need to be refunded.

4.2.	Estimates and Assumptions
Information about assumptions and estimation uncertainty as of December 31, 2022, that have a significant risk of resulting in a material adjustment to the carrying amounts of the reported assets and liabilities during the next fiscal year are discussed below:

a)	Recognition of deferred tax assets
The calculation of deferred taxes is based on the tax rates of the individual countries applicable as of the date when the assets are realized, or the liability is settled (using tax rates enacted or announced as of the reporting date) as well as on the assessment of the future taxable income of the Company companies.
Determining the amount of deferred tax assets is subject to estimation uncertainties as regards the availability of future taxable profit against which deductible temporary differences and the tax loss carryforwards may be utilized, which may also result from or be related to future tax planning strategies.

b)	Useful life of capitalized development costs
The expected useful life of 15 years for the capitalized Air and Space technologies based on an internal assumption of the Group. The useful life is determined on the basis of the length of the expected marketability of the products, customer requirements regarding the ability to deliver the corresponding products, which is up to 11 years for existing customer contracts, and the relatively high market entry barriers for competitors. These assumptions are assessed annually.

c)	Impairment of capitalized development costs
Capitalized development costs are assessed at least annually, for indications of impairment. The impairment tests require estimates to be made in order to determine the recoverable amount of a cash-generating unit. Assumptions must be made regarding future cash inflows and outflows both in the planning period as well as for the periods thereafter. In particular, the future revenues, costs and expenditures are based on the long-term corporate planning. Also, market- and company-specific discount rates, expected growth rates and exchange rates are estimated. If the actual amounts deviate from the estimated amount an impairment might be needed in future periods. Based on the impairment tests performed in 2022, the recoverable amounts significantly exceed the net assets of the tested cash-generating units. Refer to Note 17 for further information on the assumptions used.

d)	Inventories
Write-downs of inventories are measured based on the inventory days on hand and on the estimated net realizable value (expected proceeds less estimated costs incurred until completion and the estimated selling expenses necessary to make the sale). The net realizable value is estimated based on the management’s decision and expectation regarding the pricing and the future marketability of the different CONDOR and HAWK product variants. Future utilizations, actual proceeds, and costs still to be incurred may deviate from anticipated amounts, which might lead to additional write-downs in future periods.

e)	Share-based payment
The determination of the fair value of the share-based payments is dependent on factual fluctuations of personnel in the future, which might vary from the expected ones used to estimate the amounts. The deviation from the estimated fluctuation would lead to an adjustment of the amount recognized
in the capital reserve. Please refer to Note 11. Share-based payments for more information.